Share capital, stock options and other stock-based plans Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	$ 6,961	$ 10,450	$ 14,871
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	1,182	6,010	9,915
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	5,450	2,334	2,224
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	$ 329	$ 2,106	$ 2,732